Organization and Nature of Operations	12 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

The Company incorporated as a Singapore corporation on July 25, 2019 under the name 3DOM (Singapore) Pte. Ltd. The Company is wholly owned by 3DOM Alliance Inc., a Company incorporated in Japan and the ultimate controlling shareholder is Mr. Masataka Matsumara.

On November 9, 2022, the Company changed its name from 3DOM (Singapore) Pte. Ltd. to noco-noco Pte. Ltd.

noco-noco Inc. (“we”, "our", “us” or collectively known as the “Company”) is a platform-solution provider of decarbonization offerings, aiming to truly solve urgent environmental crises through the comprehensive decarbonization of all forms of transportation.

Reverse Capitalization

On August 25, 2023 (the “Closing Date”), noco-noco Inc., an exempted company with limited liability incorporated under the laws of the Cayman Islands (the “Company” or “PubCo”), consummated the previously announced Business Combination (defined below).

On December 29,2022, PubCo, Prime Number Acquisition I Corp. (“PNAC”), Prime Number Merger Sub Inc., a Delaware corporation and a direct wholly-owned subsidiary of PubCo (“Merger Sub”), Prime Number New Sub Pte. Ltd., a Singapore private company limited by shares and a direct wholly-owned subsidiary of PubCo (“New SubCo”), noco-noco Pte. Ltd.., a Singapore private company limited by shares (“noco-noco”), and certain shareholders of noco-noco collectively holding a controlling interest (together with other shareholders of noco-noco subsequently joining the transactions, the “Sellers”), entered into a business combination agreement (“Business Combination Agreement”), pursuant to which, PNAC proposed to enter into a business combination with noco-noco involving a merger and a share exchange, among which: (i) Merger Sub would merge with and into PNAC, with PNAC as the surviving entity and a wholly-owned subsidiary of PubCo (the “Merger”), (ii) New SubCo would acquire all of the issued and outstanding shares of noco-noco from the Sellers, and in exchange, PubCo would issue to the Sellers the ordinary shares of PubCo, with noco-noco becoming a subsidiary of New SubCo and an indirect subsidiary of PubCo (the “Share Exchange”, and together with the Merger and the other transactions contemplated by the Business Combination Agreement, the “Business Combination”).

Upon the consummation of the Business Combination, each of PNAC and noco-noco would become a subsidiary of PubCo, and PNAC stockholders and the Sellers would receive ordinary shares, par value $0.0001 per share, of PubCo (“PubCo Ordinary Shares”) as consideration and become the shareholders of PubCo. The Merger was consummated on August 24, 2023, and the Share Exchange and Business Combination were consummated on the Closing Date.

Pursuant to the Business Combination Agreement, upon the consummation of the Business Combination: (i) each PNAC unit (“PNAC Units”) issued and outstanding immediately prior to the effective time of the Merger was automatically detached and the holder thereof was deemed to hold one share of PNAC Class A Common Stock (defined below), one half of PNAC Warrant (defined below), and one PNAC Right (defined below); (ii) each share of PNAC Class A common stock, par value $0.0001 per share (“PNAC Class A Common Stock”, together with PNAC Class B Common Stock, par value $0.0001 per share, the “PNAC Common Stock”) issued and outstanding immediately prior to the effective time of the Merger was canceled in exchange for the right to receive one PubCo Ordinary Share, (iii) each PNAC warrant (“PNAC Warrant”) outstanding immediately prior to the effective time of the Merger ceased to be a warrant with respect to PNAC Common Stock and was assumed by PubCo and converted into a warrant of PubCo (“PubCo Warrant”) to purchase one PubCo Ordinary Share subject to substantially the same terms and conditions prior to the effective time of the Merger; and (iv) each PNAC Right (“PNAC Right”) outstanding immediately prior to the effective time of the Merger was cancelled in exchange for the right to receive one-eighth (1/8) of one PubCo Ordinary Share. In addition, pursuant to the Business Combination Agreement, upon the consummation of the Share Exchange (i) New SubCo acquired all the outstanding shares of noco-noco (“noco-noco Shares”) from the Sellers, (ii) in exchange, each Seller received such number of newly issued PubCo Ordinary Share that was equal to the product of (a) the quotient of (i) $1,350,000,000 (the “noco-noco Valuation”), divided by (ii) the price per PubCo Ordinary Share that equals to the redemption price of each share of PNAC Class A Common Stock in connection with the Business Combination (the “PubCo Per Share Price”), multiplied by (b) such Seller’s Pro Rata Portion as set out in the Allocation Schedule of the Business Combination Agreement.

The Company was determined to be the accounting acquirer given that the original shareholders of noco-noco Group effectively controlled the combined entity after the Transaction. PNAC is treated as the acquired company for financial reporting purposes. This determination is primarily based on the fact that subsequent to the SPAC Transaction, the Company’s shareholders have a majority of the voting power of the combined company, the Company comprised all of the ongoing operations of the combined entity, the Company comprised a majority of the governing body of the combined company, and the Company’s senior management comprised all of the senior management of the combined company. Accordingly, for accounting purposes, the SPAC Transaction is accounted for as a reverse recapitalization, which is equivalent to the issuance of shares by the Company for the net assets of PNAC, accompanied by a recapitalization. The Company is determined as the predecessor, and the historical financial statements of noco-noco Group became the Company’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization. The share and per share data is retrospectively restated to give effect to the reverse recapitalization. Net assets of PNAC were stated at historical costs. No goodwill or other intangible assets were recorded. Operations prior to the SPAC Transaction were those of the noco-noco Group.